Basis of Presentation and Organization (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Change in Accounting Estimate [Line Items]
Revenue	$ 5,810,936	$ 5,305,130
Cost of revenue	3,056,524	3,001,573
Gross Profit	2,754,412	2,303,557
Operating Expenses [Abstract]
Compensation expenses	1,060,905	730,268
Research and development expense	557,393	472,229
Bad debt expenses	791,878	393,774
Professional Fees	612,763	53,269
Occupancy expenses	250,651	254,132
Depreciation expense	61,716	75,844
General and administration expenses	371,808	197,951
Total operating expenses	3,707,114	2,177,467
(Loss) income from operations	(952,702)	126,090
Other income / (expense)
Research and development grant	617,922	526,962
Interest income	108,992	114,309
Other (expense) income	(12,121)	(199,363)
Finance costs
Total Other Income	714,793	441,908
Income from operations before income taxes	(237,909)	567,998
Income tax expense	327,539	305,246
Net (loss) income	(866,728)	262,752
Other comprehensive loss		(826,704)
Comprehensive loss	(651,732)	(563,952)
Net (loss) / income per share:
Basic	$ (0.060)	$ 0.049
Diluted		$ 0.049
Reported [Member]
Change in Accounting Estimate [Line Items]
Revenue		6,098,374
Cost of revenue		3,700,918
Gross Profit		2,397,456
Operating Expenses [Abstract]
Compensation expenses		859,754
Research and development expense		472,229
Bad debt expenses		393,774
Professional Fees
Occupancy expenses		276,615
Depreciation expense		169,743
General and administration expenses		99,251
Total operating expenses		2,271,366
(Loss) income from operations		126,090
Other income / (expense)
Research and development grant		526,962
Interest income		114,309
Other (expense) income		(182,566)
Finance costs		(16,797)
Total Other Income		441,908
Income from operations before income taxes		567,998
Income tax expense		579,844
Net (loss) income		(11,846)
Other comprehensive loss		(807,855)
Comprehensive loss		(819,701)
Net (loss) / income per share:
Basic		$ (0.002)
Diluted		$ (0.002)
Adjustments [Member]
Change in Accounting Estimate [Line Items]
Revenue		(793,244)
Cost of revenue		(699,345)
Gross Profit		(93,899)
Operating Expenses [Abstract]
Compensation expenses		(129,486)
Research and development expense
Bad debt expenses
Professional Fees		53,269
Occupancy expenses		(22,483)
Depreciation expense		(93,899)
General and administration expenses		98,700
Total operating expenses		(93,899)
(Loss) income from operations
Other income / (expense)
Research and development grant
Interest income
Other (expense) income		(16,797)
Finance costs		16,797
Total Other Income
Income from operations before income taxes
Income tax expense		(274,598)
Net (loss) income		274,598
Other comprehensive loss		(18,849)
Comprehensive loss		$ 255,749
Net (loss) / income per share:
Basic		$ 0.052
Diluted		$ 0.052